Exhibit 99.6 Schedule 5

Exception Grades
Run Date - 1/28/2026 2:44:25 PM

Dummy ID	SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
802	XX	XX	XX		34474707	12025060486-23688	07/18/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is insufficient. Replacement cost is listed as $XX and coverage is $XX.				Reviewer Comment (2025-08-05): Cleared with updated insurance document. Buyer Comment (2025-08-01): 08/01-Please see policy reflecting sufficient coverage	08/05/2025			1	C	A	C	A	C	A	C	A	C	A	XX	FL	Investment	Purchase		C	A	C	A			A	A		N/A	No